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[LOGO OF LINCOLN FINANCIAL GROUP]
                                                        Radnor Financial Center
                                                     150 N. Radnor Chester Road
                                                     Radnor, Pennsylvania 19087

Phone: 484-583-8083
Fax: 484-583-8383
E-Mail: Lisa.Matson@LFG.com

VIA EDGAR

June 13, 2012

Alberto Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Regarding Registrant: Lincoln Variable Insurance Products Trust (the "Trust")
Fund: LVIP American Preservation Fund
File Nos.: 33-70742; 811-08090

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 140 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish a new series of the Trust: the LVIP American Preservation Fund. We are anticipating that this Fund will become effective on or about August 27, 2012.

Your consideration of this filing is much appreciated. Please contact the undersigned at 484-583-8083 with your comments.

Sincerely,

/s/ Lisa L.B. Matson
Lisa L.B. Matson
Senior Counsel

cc: Jill R. Whitelaw, Esq.
    Colleen E. Tonn, Esq.